Royalty, stream and working interests - Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Royalty, Stream and Working Interests, Net
Balance at beginning of period	$ 4,797.8	$ 4,555.6
Acquisitions	34.6	476.9
Impairments	(267.7)
Depletion	(115.5)	(259.7)
Impact of foreign exchange	(25.4)	25.0
Balance at end of period	4,423.8	4,797.8
Mineral Royalties
Royalty, Stream and Working Interests, Net
Balance at beginning of period	415.6	450.1
Acquisitions	13.4
Transfers		5.9
Depletion	(17.1)	(46.0)
Impact of foreign exchange	(6.3)	5.6
Balance at end of period	405.6	415.6
Streams
Royalty, Stream and Working Interests, Net
Balance at beginning of period	2,804.0	2,967.6
Acquisitions	(0.1)
Depletion	(76.5)	(163.6)
Balance at end of period	2,727.4	2,804.0
Energy
Royalty, Stream and Working Interests, Net
Balance at beginning of period	1,353.6	966.6
Acquisitions	21.3	419.0
Impairments	(267.7)
Depletion	(21.5)	(49.0)
Impact of foreign exchange	(15.2)	17.0
Balance at end of period	1,070.5	1,353.6
Advanced
Royalty, Stream and Working Interests, Net
Balance at beginning of period	170.9	129.8
Acquisitions		46.0
Transfers		(5.9)
Depletion	(0.4)	(0.9)
Impact of foreign exchange	(2.8)	1.9
Balance at end of period	167.7	170.9
Exploration
Royalty, Stream and Working Interests, Net
Balance at beginning of period	53.7	41.5
Acquisitions		11.9
Depletion		(0.2)
Impact of foreign exchange	(1.1)	0.5
Balance at end of period	$ 52.6	$ 53.7